THE NOTTINGHAM INVESTMENT TRUST II
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                       EARNEST PARTNERS FIXED INCOME TRUST
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                                   SUPPLEMENT
                              TO THE PROSPECTUS AND
                       STATEMENT OF ADDITIONAL INFORMATION

                             Dated December 22, 2005


This Supplement to the Prospectus and Statement of Additional Information ("SAI") each dated July 26, 2005 for the EARNEST Partners Fixed Income Trust ("Fund"), a series of The Nottingham Investment Trust II ("Trust"), is to provide further notification to shareholders and potential investors ("Investors") that the Fund's investment advisor, EARNEST Partners Limited, LLC ("EPL") recently merged with and into EARNEST Partners, LLC ("EARNEST
Partners"), on December 12, 2005 and to revise the information as described below. Together, the Fund's Prospectus and SAI dated July 26, 2005 and this Supplement constitute the Fund's current Prospectus and SAI. For further information, please contact the Fund toll-free at 1-800-773-3863. You may also obtain additional copies of the Fund's Prospectus and SAI, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

Investors should note that there was no change of actual control or management of EPL and that the portfolio management of the Fund will not change as a result of the merger between EPL and EARNEST Partners. The portfolio managers responsible for managing the Fund prior to the merger will continue to manage the Fund in the same way after the merger under the terms of the Investment Advisory Agreement ("Agreement") between the Trust and EPL that EARNEST Partners unconditionally assumed as though EARNEST Partners signed and executed the original version of the Agreement as the investment advisor to the Trust. Therefore, all references to EPL in the Prospectus and SAI should be changed to the following:

         EARNEST Partners, LLC



          Investors Should Retain This Supplement for Future Reference
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